Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividend per share, declared	$ 0.08	$ 0.08	$ 0.05
Common stock dividend per share, paid	$ 0.08	$ 0.08	$ 0.05